AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Large Cap Buffer10 Jul ETF
AllianzIM U.S. Large Cap Buffer20 Jul ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
(each a “Fund” and together the “Funds”)

Supplement, dated June 30, 2023
to each Fund’s Prospectus, dated February 1, 2023

This supplement updates certain information contained in each Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on June 30, 2023, following which each Fund will reset and commence a new Outcome Period beginning July 1, 2023, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for each Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Large Cap Buffer10 Jul ETF	JULT	July 1, 2023, to June 30, 2024	18.07% (before management fee) 17.33% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Jul ETF	JULW	July 1, 2023, to June 30, 2024	12.79% (before management fee) 12.05% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	SIXJ	July 1, 2023, to December 31, 2023	7.88% (before management fee) 7.51% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding new Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Large Cap Buffer10 Jul ETF
AllianzIM U.S. Large Cap Buffer20 Jul ETF
(each a “Fund” and together the “Funds”)

Supplement, dated July 1, 2023
to the Trust’s Statement of Additional Information (“SAI”), dated February 1, 2023

This supplement updates certain information contained in the SAI and should be attached to the SAI and retained for future reference.

As of July 1, 2023, information about the Funds is included in an updated SAI dated July 1, 2023 related to the Funds. As a result, the Funds are no longer included in the SAI relating to the other series of the Trust and, therefore, any references to the Funds in the SAI dated February 1, 2023 are hereby deleted.